Supplement dated October 15, 2026
to the following statutory prospectus(es):
Nationwide Destination B 2.0 dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Information in Appendix L: Financial Intermediary Variations relating to Citigroup Global Markets, Inc. is updated as follows:
Citigroup Global Markets, Inc.
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Financial professionals of this firm will not recommend allocations to the following sub-accounts:
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NVIT Blueprint Capital Appreciation Fund
•
NVIT Blueprint Moderate Fund
•
Goldman Sachs Multi-Strategy Alternatives Portfolio
•
NVIT DoubleLine Total Return Tactical Fund
PROS-1218